Remuneration of Auditors - Summary of Services from Auditors and its Associates (Parenthetical) (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 16,000,000	€ 14,000,000	€ 14,000,000
Review of spreads carve-out accounts [member]
Disclosure of Auditors Remuneration [Line Items]
Auditor remuneration for audits and reviews of spreads carve out financial statements	4,000,000	5,000,000
Work on simplification [member]
Disclosure of Auditors Remuneration [Line Items]
Assurance work on simplification	1,000,000	0
Top of range [member]
Disclosure of Auditors Remuneration [Line Items]
Services supplied to associated pension schemes	1,000,000	1,000,000	1,000,000
Amount paid in relation to each type of non-statutory audit services	1,000,000	1,000,000	1,000,000
KPMG Accountants N.V. [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	1,000,000	1,000,000	1,000,000
KPMG LLP [member]
Disclosure of Auditors Remuneration [Line Items]
Total statutory audit fees	€ 5,000,000	€ 4,000,000	€ 3,000,000